UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

FOR REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-576

Northeast Investors Trust

(Exact name of registrant as specified in charter)

125 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

David Randall

125 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange

Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (a)

June 30, 2016

Asset Backed Securities -1.12%

		Value
Name of Issuer	Principal	(Note B)
Airline Lease - 1.12%
Aircraft Fin Trust, 0.9221%, 5/15/24	$18,576,168	$3,157,948
Total Asset Backed Securities — (cost $8,080,633)		$3,157,948

Corporate Bonds, Notes & Preferred Securities - 92.41%
		Value
Name of Issuer	Principal	(Note B)
Automobile & Truck - 0.43%
Delphi Corp., 6.55%, 6/15/06 (b) (c)	$36,950,000	1,200,875
Building Products - 3.86%
Builders Firstsource, Inc., 7.625%, 6/01/21 (d)	10,377,000	10,843,965
Chemicals — 5.98%
Cornerstone Chemical Co., 9.375%, 3/15/18 (d)	12,750,000	12,495,000
Perstorp Holding AB, 11%, 8/15/17 (d)	4,500,000	4,297,500

		16,792,500
Coal - 0.80%
Westmoreland Coal Co., 8.75%, 01/01/22 (d)	3,000,000	2,242,500
Construction & Farming — 3.49%
Southern States Co-op, Inc., 10%, 8/15/21 (d)	13,000,000	9,815,000
Electrical Utility — 2.61%
Homer City Funding LLC, 8.137%, 10/01/19	12,633,042	7,327,164
Electrical Components & Equipment - 2.15%
Advanced Lighting Technologies, 10.5%, 6/01/19 (d)	17,000,000	6,035,000
Energy/Natural Resources — 14.08%
American Eagle Energy Co., 11%, 9/01/19 (b) (d)	15,500,000	1,240,000
Clayton Williams Energy, 7.75%, 4/01/19	28,000,000	21,140,000
Comstock Resources, Inc., 7.75%, 4/01/19	10,000,000	4,400,000
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17 (b)	5,000,000	550,000
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19 (b)	5,000,000	550,000
Energy XXI Gulf Coast, Inc., 11%, 3/15/20 (b) (d)	19,821,000	7,928,400
Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21 (b)	3,000,000	330,000
Forest Oil Corporation, 7.25%, 6/15/19 (b)	29,500,000	590,000
RAAM Global Energy Co., 12.5%, 10/01/15 (b) (c)	23,000,000	172,500
Stone Energy Corp., 7.5%, 11/15/22	2,000,000	900,000
W & T Offshore, Inc., 8.5%, 6/15/19	7,000,000	1,750,000

		39,550,900
Financial Services Misc. — 2.50%
Rialto Holdings LLC, 7%, 12/01/18 (d)	7,000,000	7,017,500

		Value
Name of Issuer	Principal	(Note B)
Food Processing — 3.50%
Simmons Food, Inc., 7.875%, 10/01/21 (d)	10,824,000	9,849,840
Gaming — 5.08%
Greektown Superholdings, 8.875%, 3/15/19 (d)	8,750,000	9,078,125
Isle of Capri Casinos, 5.875%, 3/15/21	5,000,000	5,187,500

		14,265,625
Homebuilders — 0.40%
Tousa, Inc., 9%, 7/01/10 (b) (c)	14,111,000	599,718
Tousa, Inc., 8.25%, 4/1/11 (b) (c)	12,250,000	520,625

		1,120,343
Metals & Mining - 4.36%
American Gilsonite Co., 11.5%, 9/01/17 (d)	15,980,000	9,588,000
Horsehead Holding Corp, 10.5%, 6/01/17 (b) (d)	2,500,000	1,871,875
Horsehead Holding Corp, 9%, 6/01/17 (b) (d)	4,000,000	800,000

		12,259,875
Office Electronics - 7.26%
Pitney Bowes International Holdings PFD, 6.125%, 10/30/16 (d)	20,065	20,409,867
Oil & Gas Drilling - 2.00%
Key Energy Services, Inc., 6.75%, 3/01/21	250,000	100,000
Parker Drilling Co., 7.5%, 8/01/20	7,250,000	5,510,000

		5,610,000
Packaging & Container — 0.22%
Constar, Inc., PIK,11%, 12/31/17 (b) (e)	8,220,145	614,456
Constar, Inc. PFD (b) (e)	9,432	0

		614,456
Paper/Forest Products — 6.89%
Cenveo Corp., 6%, 8/01/19 (d)	2,250,000	1,867,500
Cenveo Corp., 8.5%, 9/15/22 (d)	25,000,000	17,500,000

		19,367,500
Publishing — 6.55%
AMO Escrow Corp., 11.5%, 12/15/17	18,193,250	18,420,666
Retail Stores — 3.69%
Claire’s Stores, Inc., 9%, 3/15/19 (d)	12,000,000	7,140,000
Claire’s Stores, Inc., 6.125%, 3/15/20 (d)	6,365,000	3,246,150

		10,386,150
Systems Software — 4.35%
Interface Sec. Systems Holdings, 9.25%, 1/15/18	8,500,000	8,163,400
Interface Master Holding PIK, 12.5%, 8/01/18 (d)	4,500,000	4,050,000

		12,213,400
Telecom Equipment — 7.64%
Nortel Networks LTD, 10.75%, 7/15/16 (b) (c)	23,850,000	21,465,000

		Value
Name of Issuer	Principal	(Note B)
Transportation — 4.57%
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (d)	20,000,000	12,850,000
Total Corporate Bonds, Notes, & Preferred Securities — (cost $453,755,871)		$259,658,126

Foreign Bonds — 1.29%
		Value
Name of issuer	Principal	(Note B)
Republic of Argentina GDP Linked Security, FRN, 12/15/35 (b)	$34,386,574	$3,627,784

Total Foreign Bonds — (cost $1,423,421)		$3,627,784

Common & Preferred Stocks - 17.07%
	Number of	Value
Name of issuer	Shares	(Note B)
Banks / Money Centers - 6.29%
Citigroup, Inc.	416,930	$17,673,663
Diversified Chemicals - 3.01%
NL Industries	510,200	1,311,214
Reichhold Cayman L.P. (b) (e)	15,438	7,146,682

		8,457,896
Energy / Natural Resources - 0.05%
Swift Energy (b)	4,889	$124,670
Food Processing - 1.60%
Viskase Cos., Inc. (b)	2,096,128	4,506,675
Metals & Mining - 0.00%
Ormet Corp. (b)	372,638	447
Manufacturing - 5.04%
Amtrol, Inc. (b) (e) (f)	7,131	8,379,084
Amtrol, Inc. PFD (b) (e) (f)	1,068	5,770,265

		14,149,349
Packaging & Container - 0.00%
Constar, Inc. (b) (e)	93,512	0
Retail Food Chain - 1.05%
Romacorp, Inc. (b) (e) (f)	82,220	2,959,920
Transportation - 0.03%
Groupe Eurotunnel SA	5,424	57,332
Groupe Eurotunnel SA	1,925	20,347

		77,679

Total Common & Preferred Stocks — (cost $54,557,688)		$47,950,299

Total Investments — 111.89% (cost $517,817,613)		$314,394,157

Net Other Assets and Liabilities - (11.89%)		$(33,419,475)

Net Assets - 100%		$280,974,682

(a)	Portions of the portfolio are pledged to collateralize short term borrowings.
(b)	Non-income producing security.
(c)	Security is in principal default. As of the date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $160,166,222 which represents 57.00% of total net assets.

All of these securities are deemed liquid.

(e)	Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of June 30, 2016 was $24,870,407 which represents 8.85% of total net assets.
(f)	The security is restricted. The Trust may acquire unregulated restricted securities.

Restricted are subject to legal or contractual restrictions on resale and may be illiquid.

The aggregate market value of restricted securities as of June 30, 2016 is $17,109,269 which represents 6.09% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amtrol, Inc.	6/22/2007 - 12/2/2014	$6,951,542
Amtrol, Inc. PFD	12/14/12	$1,068,000
Romacorp, Inc.	11/15/06	$4,118,756

PIK	Payment in Kind
FRN	Floating Rate Note
PFD	Preferred Security

Investment Valuation

Accounting Standards Codification ASC 820, “Fair Value Measurements and Disclosures” (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust’s investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs including the Trust’s own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company’s financial statements or other documents.

The following table summarized the Trust’s investment as of June 30, 2016, based on the inputs used to value them.

				Total as of
	Level 1	Level 2	Level 3	June 30, 2016
Corporate Bonds, Notes & Preferred Securities	$—	$259,043,670	$614,456	$259,658,126
Common and Preferred Stock	$19,109,994	$4,584,354	$24,255,951	$47,950,299
Foreign Bonds	$—	$3,627,784	$—	$3,627,784
Asset Backed Security	$—	$3,157,948	$—	$3,157,948

	$19,109,994	$270,413,756	$24,870,407	$314,394,157

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period. As of June 30, 2016, there have been no transfers among the three Levels.

At June 30, 2016, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Corporate Bonds,	Common
	Notes & Preferred	& PFD	Totals as of
	Securities	Stock	6/30/2016
Beginning Balance @ 9/30/15	$1,255,792	$14,056,704	$15,312,496
Purchases	$—	$—	$—
Sales	$—	$—	$—
Realized Gain(Loss)	$—	$—	$—
Net Change in Unrealized
Appreciation/(Depreciation)	$(641,336)	$10,199,247	$9,557,911
Transfers into Level 3	$—	$—	$—
Transfers out of Level 3	$—	$—	$—

Ending Balance @ 6/30/16	$614,456	$24,255,951	$24,870,407

	Change in Unrealized
	Gain / (Loss) for Positions Still
	Held at June 30, 2016
Corporate Bonds, Notes and
Preferred Securities	$(641,336)
Common & Preferred Stocks	$10,199,247

Totals	$9,557,911

The Financial Accounting Standard Board (“FASB”) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3.

The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of June 30, 2016:

Investment Type	Fair Value	Valuation Technique	Significant Unobservable Inputs	Range	Increase to Valuation from an Increase in Input (1)
Fixed Income
Packaging & Container	$614,456	Market Approach (2)	Recovery Rate	not applicable	Increase
Equity
Misc Manufacturing	$14,149,349	Market Comparable (3)	EBITDA Multiple;	4.5x - 12.3x	Increase
			Private Company	25%	Decrease
			Discount
Retail Food Chains	$2,959,920	Recent Transaction Price (4)	not applicable	not applicable	Increase
Diversified Chemicals	$7,146,682	Market Comparable (3)	EBITDA Multiple;	5.1x - 24.9x	Increase
			Private Company
			Discount	30%	Decrease

	$24,870,407

(1)	This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.
(2)	A market approach using the value of the underlying assets of the company.
(3)	Earnings multiples are based on comparable companies and transactions of comparable companies.
(4)	Certain securities are values based on recent transactions (generally within six months of valuation date). In some cases, the fair value may be based on a pending transaction expected to occur after the valuation date.

Other Information

Income Tax Information

At June 30, 2016 the cost of investment securities for income tax purposes was $517,817,613. Net unrealized depreciation aggregated ($203,419,836) of which $24,041,493 related to appreciated investment securities and ($227,461,329) related to depreciated investment securities.

For additional information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Northeast Investors Trust

By (Signature and Title)	/s/ Bruce H. Monrad
Bruce H. Monrad
President
(principal executive officer)

Date: August 29, 2016

By (Signature and Title)	/s/ Gordon C. Barrett
Gordon C. Barrett
Treasurer
(principal financial officer)

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)         Northeast Investors Trust

By (Signature and Title)	/s/ Bruce H. Monrad
Bruce H. Monrad
President
(principal executive officer)

Date: August 29, 2016

By (Signature and Title)	/s/ Gordon C. Barrett
Gordon C. Barrett
Treasurer
(principal financial officer)

Date: August 29, 2016